Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended		120 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025
C000174813
Account Value [Line Items]
Line Graph and Table Measure Name			Acadian Emerging Markets Portfolio, I Class Shares
Accumulated Value	$ 1,000,000			$ 1,280,132		$ 1,092,890		$ 1,178,827		$ 1,216,571		$ 1,503,785		$ 1,063,753		$ 1,328,354		$ 1,715,571		$ 2,151,136
C000015706
Account Value [Line Items]
Line Graph and Table Measure Name			Acadian Emerging Markets Portfolio, Investor Class Shares
Accumulated Value		$ 10,000			$ 10,943		$ 13,990		$ 11,913		$ 12,832		$ 13,222		$ 16,309		$ 11,510		$ 14,344		$ 18,484	$ 23,133
C000174812
Account Value [Line Items]
Line Graph and Table Measure Name			Acadian Emerging Markets Portfolio, Y Class Shares
Accumulated Value	100,000			128,013		109,053		117,659		121,370		150,019		106,046		132,349		170,797		213,994
MSCI Emerging Markets Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (USD) (Gross)
Accumulated Value	1,000,000			1,269,080		1,114,412		1,251,404		1,359,275		1,594,903		1,104,824		1,229,223		1,548,166		1,992,274
MSCI Emerging Markets Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (USD) (Gross)
Accumulated Value		$ 10,000			$ 10,967		$ 13,917		$ 12,221		$ 13,724		$ 14,907		$ 17,491		$ 12,116		$ 13,480		$ 16,978	$ 21,848
MSCI Emerging Markets Index (USD) (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (USD) (Gross)
Accumulated Value	$ 100,000			$ 126,908		$ 111,441		$ 125,140		$ 135,928		$ 159,490		$ 110,482		$ 122,922		$ 154,817		$ 199,227